Share-based payments - Expenses from share-based payment arrangements (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Expenses arising from share-based payment transactions
Expenses arising from equity-settled share-based payment transactions	€ (1,957)	€ 2,042
Management board and employees
Expenses arising from share-based payment transactions
Expenses arising from equity-settled share-based payment transactions	470	429
New CEO
Expenses arising from share-based payment transactions
Expenses arising from equity-settled share-based payment transactions	113	799
Supervisory board members
Expenses arising from share-based payment transactions
Expenses arising from equity-settled share-based payment transactions	415	€ 814
Forfeiture Of Management Board Grants
Expenses arising from share-based payment transactions
Expenses arising from equity-settled share-based payment transactions	(179)
Expected forfeiture of management board grants
Expenses arising from share-based payment transactions
Expenses arising from equity-settled share-based payment transactions	€ (2,775)